United States
                       Securities and Exchange Commission
                             Washington, DC 20549
                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year Or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:             Edgemoor Capital Management, Inc.
Address:          1900 M Street, NW
                  Suite 600
                  Washington, DC 20036
13F File Number:  28-11064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Freeman N. Jelks III
Title:            Compliance Officer
Phone:            202-530-3327
Signature,                 Place,               and Date of Signing:
/s/ Freeman N. Jelks III   Washington DC        May 4, 2007

Report Type (Check only one.):    [X] 13F HOLDINGS REPORT.
                                  [ ] 13F NOTICE.
                                  [ ] 13F COMBINATION REPORT.
List of Other Managers:  None

                             Form 13F Summary Page

Report Summary:
Number of Included Managers:                                   0
Form 13F Information Table Entry Total:                      135
Form 13F Information Table Value Total (in thousands):  $326,916

List of Other Included Managers:  None



FORM 13-F INFORMATION TABLE
EDGEMOOR CAPITAL MANAGEMENT, INC.
MARCH 31, 2007


COLUMN 1                          COLUMN 2  COLUMN 3   COLUMN 4   COLUMN 5             COLUMN 6  COLUMN 7  COLUMN 8
--------------------------------  --------  ---------  ---------  --------             --------  --------  ---------
                                                                                                            VOTING
                                   TITLE                 VALUE    SHRS OR   SH/  PUT/  INVEST.    OTHER    AUTHORITY
                                  --------                                                                 ---------
NAME OF ISSUER                     CLASS      CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRET.   MGRS.      SOLE     SHARED  NONE
--------------------------------  --------  ---------  ---------  --------  ---  ----  --------  --------  ---------  ------  ----
3M                                COM       88579Y101     5,992     78,405  SH         SOLE                   78,405
AES Corp.                         COM       00130H105     1,249     58,024  SH         SOLE                   58,024
AES Trust III                     PFD       00808N202       443      8,810  SH         SOLE                    8,810
AES Trust VII                     PFD       00103V305       326      6,500  SH         SOLE                    6,500
Affordable Resident A Pfd.        PFD       008273203     1,851     72,875  SH         SOLE                   72,875
Alcoa Inc.                        COM       013817101     2,167     63,915  SH         SOLE                   63,915
Alico Inc.                        COM       016230104       206      3,600  SH         SOLE                    3,600
Amer Electric Power Co.           COM       025537101     3,137     64,353  SH         SOLE                   64,353
Ameren Corp.                      COM       023608102     1,574     31,300  SH         SOLE                   31,300
American Express Co.              COM       025816109       300      5,312  SH         SOLE                    5,312
Amgen Inc.                        COM       031162100       946     16,930  SH         SOLE                   16,930
Anheuser Busch Co. Inc.           COM       035229103     9,003    178,422  SH         SOLE                  178,422
Apt. Invest. & Mgt. Pfd. Y        PFD       03748R796       358     13,800  SH         SOLE                   13,800
Apollo Group Inc. - A             COM       037604105     2,683     61,117  SH         SOLE                   61,117
Ashford Hospitality Trust Inc.    PFD       044103208       248      9,700  SH         SOLE                    9,700
AT&T Inc.                         COM       00206r102       367      9,297  SH         SOLE                    9,297
Atmos Energy Corp.                COM       049560105     1,513     48,383  SH         SOLE                   48,383
Automatic Data Process.           COM       053015103     9,571    197,755  SH         SOLE                  197,755
Avon Products Inc.                COM       054303102     4,824    129,473  SH         SOLE                  129,473
Barclays Bank PLC ADR             ADR       06738E204     5,270     92,556  SH         SOLE                   92,556
BCE Inc.                          COM       05534B760       746     26,366  SH         SOLE                   26,366
Berkshire Hathaway Inc. - B       COM       084670207    14,891      4,091  SH         SOLE                    4,091
Berkshire Hathaway Inc. - A       COM       084990175     3,161         29  SH         SOLE                       29
Biogen Idec Inc.                  COM       09062X103       292      6,575  SH         SOLE                    6,575
Capitalsource Inc.                COM       14055X102     3,322    132,191  SH         SOLE                  132,191
Carmax Inc.                       COM       143130102     6,886    280,584  SH         SOLE                  280,584
Cedar Fair LP                     COM       150185106     1,897     66,434  SH         SOLE                   66,434
Chevrontexaco Corp.               COM       166764100       331      4,470  SH         SOLE                    4,470
Colonial Properties Trust         PFD       195872601       863     34,145  SH         SOLE                   34,145
Conocophillips                    COM       20825C104     5,835     85,363  SH         SOLE                   85,363
Consol Tomoka Land Fla            COM       210226106       926     12,272  SH         SOLE                   12,272
Corts Provident Trust 1           PFD       22080X203       813     30,380  SH         SOLE                   30,380
Corts UnumProvident               PFD       22081B200       257      9,500  SH         SOLE                    9,500
Cross Timbers Royalty Trust       COM       22757R109     1,487     35,425  SH         SOLE                   35,425
Dell Computer Corp.               COM       24702r101     2,945    126,906  SH         SOLE                  126,906
Dentsply International Inc.       COM       249030107     5,548    169,397  SH         SOLE                  169,397
Devon Energy Corp.                COM       25179M103     7,607    109,889  SH         SOLE                  109,889
Diageo PLC ADR                    ADR       25243Q205     9,615    118,781  SH         SOLE                  118,781
Discovery Holding Co. - A         COM       25468y107       529     27,643  SH         SOLE                   27,643
Dominion Resources Inc.           COM       25746U109     3,352     37,766  SH         SOLE                   37,766
Dover Corp.                       COM       260003108       467      9,575  SH         SOLE                    9,575
Duke Energy Corp.                 COM       26441C105     2,640    130,095  SH         SOLE                  130,095
Ebay Inc.                         COM       278642103     5,508    166,162  SH         SOLE                  166,162
Enbridge Energy Mgmt              COM       29250X103     1,420     26,297  SH         SOLE                   26,297
Enbridge Energy Ptrs. LP          COM       29250R106     1,339     23,956  SH         SOLE                   23,956
Endesa SA ADR                     ADR       29258N107     2,838     53,026  SH         SOLE                   53,026
Enel SPA ADR                      ADR       29265W108     2,698     50,426  SH         SOLE                   50,426
Energy East Corp.                 COM       29266M109     2,004     82,264  SH         SOLE                   82,264
Energy Transfer Partners          COM       29273R109     2,181     37,440  SH         SOLE                   37,440
Enerplus Resources Fund           COM       29274D604       549     12,996  SH         SOLE                   12,996
Exelon Corp.                      COM       30161N101       710     10,340  SH         SOLE                   10,340
ExxonMobil Corp.                  COM       30231G102       947     12,552  SH         SOLE                   12,552
Fairfax Financial Holdings        COM       303901102     1,887      8,404  SH         SOLE                    8,404
Fastenal Co.                      COM       311900104     4,914    140,212  SH         SOLE                  140,212
Felcor Lodging Trust Inc. Pfd. A  PFD       31430F200     1,723     66,815  SH         SOLE                   66,815
Felcor Lodging Trust Inc. Pfd. C  PFD       31430F507     1,217     47,820  SH         SOLE                   47,820
First Data Corp.                  COM       319963104       320     11,885  SH         SOLE                   11,885
Fording Canadian Coal Trust       COM       345425102     2,806    126,982  SH         SOLE                  126,982
Gatx Corp.                        COM       361448103     1,554     32,515  SH         SOLE                   32,515
General Electric Co.              COM       369604103       535     15,125  SH         SOLE                   15,125
General Mills Inc.                COM       370334104     3,957     67,973  SH         SOLE                   67,973
Great Plains Energy Inc.          COM       391164100       927     28,574  SH         SOLE                   28,574
Gruma SA ADR                      ADR       400131306       152     12,000  SH         SOLE                   12,000
Heineken Hldg New Ord             ADR       N39338194       861     19,528  SH         SOLE                   19,528
Hersha Hospitality Trust Pfd. A   PFD       427825203       430     16,700  SH         SOLE                   16,700
Highland Hospitality Pfd. A       PFD       430141200       365     14,450  SH         SOLE                   14,450
Home Depot Inc.                   COM       437076102     3,349     91,161  SH         SOLE                   91,161
Hovnanian Enterprises Inc.        PFD       442487112     1,182     49,236  SH         SOLE                   49,236
Illinois Tool Works               COM       452308109     4,271     82,772  SH         SOLE                   82,772
Innkeepers Usa Trust              COM       4576J0104       328     20,150  SH         SOLE                   20,150
Intel Corp.                       COM       458140100       406     21,210  SH         SOLE                   21,210
International Game Tech.          COM       459902102     5,349    132,474  SH         SOLE                  132,474
Ishares Emerging Markets Fund     COM       464287234     6,412     55,042  SH         SOLE                   55,042
Ishares MSCI Japan Index Fund     COM       464286848     2,630    180,483  SH         SOLE                  180,483
Johnson & Johnson                 COM       478160104       203      3,374  SH         SOLE                    3,374
Keycorp Inc.                      COM       493267108       308      8,224  SH         SOLE                    8,224
Keyspan Corp.                     COM       49337W100     2,270     55,173  SH         SOLE                   55,173
Kinder Morgan Energy Ptrs.        COM       494550106     2,131     40,453  SH         SOLE                   40,453
Kinder Morgan Mgmt.               COM       49455U100     2,383     46,499  SH         SOLE                   46,499
Leucadia National Corp.           COM       527288104     5,399    183,504  SH         SOLE                  183,504
Lexington Realty Trust            COM       529043101       593     28,050  SH         SOLE                   28,050
Liberty Global Inc. - A           COM       530555101       332     10,078  SH         SOLE                   10,078
Liberty Global Inc. - C           COM       530555309       305      9,958  SH         SOLE                    9,958
Liberty Media Holding Corp. - A   COM       53071M302     2,142     19,368  SH         SOLE                   19,368
Liberty Media Interactive         COM       53071M104     2,302     96,641  SH         SOLE                   96,641
Liberty Property Trust            COM       531172104     2,446     50,195  SH         SOLE                   50,195
M I Homes Inc.                    COM       55305B200       788     32,500  SH         SOLE                   32,500
Markel Corp.                      COM       570535104       705      1,454  SH         SOLE                    1,454
MBNA Capital E                    COM       55270B201       298     11,410  SH         SOLE                   11,410
Merrill Lynch Depositor Inc.      COM       740434881       236      9,400  SH         SOLE                    9,400
Methanex Corp.                    COM       59151K108       841     37,651  SH         SOLE                   37,651
MFA Mortgage Investments Pfd.     PFD       55272X201       353     14,100  SH         SOLE                   14,100
Microsoft Corp.                   COM       594918104    10,470    375,655  SH         SOLE                  375,655
Mills Corp. Pfd. B                PFD       601148208       424     16,135  SH         SOLE                   16,135
Mills Corp. Pfd. E                PFD       601148406       500     18,960  SH         SOLE                   18,960
Motorola Inc.                     COM       620076109     2,559    144,808  SH         SOLE                  144,808
Nestle SA ADR                     ADR       641069406     6,678     68,906  SH         SOLE                   68,906
Novartis AG ADR                   ADR       66987V109     4,570     83,651  SH         SOLE                   83,651
Nstar                             COM       67019E107     1,068     30,396  SH         SOLE                   30,396
Old Republic Intl Corp.           COM       680223104       221     10,008  SH         SOLE                   10,008
Penn West Energy Trust            COM       707885109     2,299     78,250  SH         SOLE                   78,250
Potomac Electric Pwr Co.          COM       713291102     1,195     41,195  SH         SOLE                   41,195
Progress Energy Inc.              COM       743263105       308      6,115  SH         SOLE                    6,115
Progressive Corp. Ohio            COM       743315103       872     39,960  SH         SOLE                   39,960
Provident Energy Trust            COM       74386K104       284     26,200  SH         SOLE                   26,200
Rayonier Inc.                     COM       754907103     2,690     62,552  SH         SOLE                   62,552
Royal Dutch Shell PLC ADR - A     ADR       780259206       253      3,810  SH         SOLE                    3,810
Scottish Power PLC ADR            ADR       81013T804     2,378     37,880  SH         SOLE                   37,880
Spectra Energy                    COM       847560109     1,162     44,225  SH         SOLE                   44,225
Sunstone Hotel Investors Pfd.     PFD       867892200       400     15,700  SH         SOLE                   15,700
Sysco Corp.                       COM       871829107     6,584    194,609  SH         SOLE                  194,609
TC Pipelines LP                   COM       87233q108       759     20,811  SH         SOLE                   20,811
Tejon Ranch Co.                   COM       879080109     1,223     25,850  SH         SOLE                   25,850
Telecom Corp. Of New Zealand      COM       879278208     3,113    114,459  SH         SOLE                  114,459
Teva Pharmaceuticals Ltd.         COM       881624209     5,608    149,824  SH         SOLE                  149,824
Time Warner                       COM       887317105     3,860    195,722  SH         SOLE                  195,722
Toyota Industries                 COM       J92628106     4,664     98,700  SH         SOLE                   98,700
Transcanada                       COM       89353D107     5,668    170,303  SH         SOLE                  170,303
Tupperware Corp.                  COM       899896104       510     20,450  SH         SOLE                   20,450
Unilever PLC ADR                  ADR       904767704     6,465    214,987  SH         SOLE                  214,987
United Parcel Service - B         COM       911312106     2,431     34,682  SH         SOLE                   34,682
United Utilities ADR              ADR       91311Q105     2,600     87,551  SH         SOLE                   87,551
Unumprovident Corp.               COM       91529Y106       664     28,850  SH         SOLE                   28,850
Verizon Communications            COM       92343v104     2,843     74,969  SH         SOLE                   74,969
Vodaphone Group ADR               ADR       92857W209     1,123     41,795  SH         SOLE                   41,795
Wachovia Corp.                    COM       929903102       425      7,712  SH         SOLE                    7,712
Wal-Mart Stores Inc.              COM       931142103       745     15,873  SH         SOLE                   15,873
Weight Watchers Int'l.            COM       948626106     4,917    106,675  SH         SOLE                  106,675
Wesco Financial Corp.             COM       950817106     3,782      8,221  SH         SOLE                    8,221
Western Resources Inc.            COM       95709T100       732     26,600  SH         SOLE                   26,600
Western Union                     COM       959802109     7,600    346,239  SH         SOLE                  346,239
Winston Hotels                    COM       97563A300       276     11,700  SH         SOLE                   11,700
Xcel Energy Inc.                  COM       98389B100     2,251     91,183  SH         SOLE                   91,183
XTO Energy Co.                    COM       98385X106       372      6,785  SH         SOLE                    6,785
Zimmer Holdings Inc.              COM       98956P102     3,130     36,645  SH         SOLE                   36,645